General administrative expenses and other net operating income (expenses) - Details of administrative expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Short-term employee benefits expense [abstract]
Salaries	₩ 1,775,018		₩ 1,638,341	₩ 1,584,791
Employee fringe benefits	545,534		506,048	475,238
Share based payments	17,774		7,495	6,328
Retirement benefit service costs	181,797		178,455	168,423
Termination	180,872		202,259	156,441
Sub total	2,700,995		2,532,598	2,391,221
Depreciation and amortisation expense [abstract]
Depreciation and amortization	524,154		520,969	481,176
Other general and administrative expense [Abstract]
Rent	83,879		78,707	85,705
Taxes and public dues	135,015		129,904	137,137
Service charges	231,852		244,825	235,117
Computer and IT related	117,875		108,810	93,573
Telephone and communication	79,145		72,711	70,220
Operating promotion	44,248		45,891	45,594
Advertising	101,384		94,880	85,887
Printing	6,449		6,954	7,845
Traveling	7,449		7,263	13,255
Supplies	7,642		12,127	7,736
Insurance premium	10,692		10,805	9,668
Reimbursement	13,483		16,500	23,577
Maintenance	20,808		18,367	18,495
Water, light and heating	14,520		14,993	15,272
Vehicle maintenance	11,590		10,225	10,564
Others	36,231		29,652	34,035
Sub total	922,262		902,614	893,680
Total	₩ 4,147,411	$ 3,489,324	₩ 3,956,181	₩ 3,766,077